UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Global Strategies
Fund
(formerly Fidelity Dynamic Strategies® Fund)

Annual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

Fidelity® Dynamic Strategies Fund recently underwent modifications designed to enhance the fund's orientation as a global multi-asset-class investment.

The fund has traditionally invested globally in a broad range of asset classes. Fidelity believes that shareholders could benefit from the fund's increased focus on investment opportunities outside the United States while continuing to emphasize its go-anywhere, highly flexible mandate.

On June 1, 2011, the fund's name, investment policies and benchmarks changed as follows:

Old Name	New Name
Fidelity Dynamic Strategies Fund	Fidelity Global Strategies Fund

The fund's new investment policies emphasize allocating assets opportunistically between stocks and bonds of all types, as well as other asset classes, anywhere in the world. As a result, it is expected that the fund will invest a greater percentage of its assets outside the United States.

The fund's benchmarks have changed in line with its new investment policies, providing shareholders with more-meaningful performance comparisons.

• The equity component of the fund's supplemental benchmark - the newly renamed Fidelity Global Strategies Composite Index - has increased to 60% (from 50%) and changed from the S&P 500® Index to the MSCI® ACWI® (All Country World Index) Index.

• The bond portion of the Composite index remains at 40% in aggregate, but now includes a 10% allocation to foreign developed-markets debt (Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index) in addition to a 30% domestic investment-grade component (Barclays Capital® U.S. Aggregate Bond Index).

• The 10% allocation to the short-term/money market category has been removed from the Composite index.

• The fund's primary (SEC) benchmark has changed from the S&P 500® to the MSCI® ACWI®.

Also, the fund changed its fiscal year end from December 31 to May 31. As a result, an annual report is being produced for the fund covering the five months ending May 31, 2011.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2011	Past 1 year	Life of fund A
Fidelity Global Strategies Fund	21.26%	2.18%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global Strategies Fund, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the five-month period ending May 31, 2011, U.S. equities continued to rebound from their March 2009 low, driven in part by continued economic expansion, solid corporate earnings and modest improvement in the job market. Gains made in the first two months of the period were wiped out in late February and early March on concern about inflation and the implications of Japan's earthquake and tsunami. After a quick recovery, stocks slipped again in May, when fresh worries about Greek debt and weaker economic data sent the large-cap proxy S&P 500® Index to its first monthly loss since August 2010. Despite the short-term setback, the S&P 500® gained 7.82% for the full period, while the technology-heavy Nasdaq Composite® Index rose 7.27% and the blue-chip-laden Dow Jones Industrial AverageSM added 9.79%. Stocks of small and mid-sized companies fared particularly well, with the Russell 2000® and Russell Midcap® indexes rising 8.71% and 10.39%, respectively. International equities delivered solid performance for U.S. investors, boosted mostly by a weaker dollar. For the five-month period, foreign developed-markets stocks, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, rose 6.41%. In the fixed-income arena, investment-grade bonds returned 3.02%, as measured by the Barclays Capital® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity® Global Strategies Fund: The fund's Retail Class shares gained 4.86% for the five months ending May 31, 2011 - the fund's new fiscal year end and reflecting the period since our last report to shareholders - trailing the 7.82% return of the S&P 500® Index, the fund's primary benchmark through period end. Our results also lagged the 5.12% return of the Fidelity Dynamic Strategies Composite Index, which represents the fund's proportional mix of equities and bonds. For the 12 months ending May 31, 2011, the fund's Retail Class shares gained 21.26%, compared with returns of 25.95% and 15.22% and for the S&P 500® and the Composite benchmark, respectively. Significantly underweighting U.S. stocks hampered the fund's result, given that the asset class outpaced the Composite index. The fund also saw modest negatives from its out-of-benchmark positions in non-U.S. equities. On the positive side, the fund was favorably positioned within commodities, led by gold and silver investments, even though the asset class - which is not in the index - lagged stocks overall. Another boost came from a sizable underweighting in investment-grade debt. Although bonds didn't perform badly, they did trail riskier assets such as equities and commodities, and having less exposure helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the Fund from December 31 to May 31, effective May 31, 2011. Expenses are based on the past six months of activity for the period ended May 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,097.00	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,095.10	$ 4.70
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.40%
Actual		$ 1,000.00	$ 1,092.80	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Class C	1.40%
Actual		$ 1,000.00	$ 1,092.70	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2011**
% of fund's net assets	% of fund's net assets 5 months ago
Domestic Equity 16.3%	Domestic Equity 23.9%
Emerging Markets Equity 5.8%	Emerging Markets Equity 6.6%
High Yield Fixed-Income 4.2%	High Yield Fixed-Income 5.1%
International Equity 29.0%	International Equity 4.8%
Investment Grade Fixed-Income 17.9%	Investment Grade Fixed-Income 18.7%
Commodities and Related Investments 18.0%	Commodities and Related Investments 23.1%
Other 0.0%	Other 1.6%
Short-Term and Net Other Assets 1.2%	Short-Term and Net Other Assets 8.0%
Sectors* 7.6%	Sectors* 8.2%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of May 31, 2011	As of December 31, 2010
Equities 56.7%	Equities 41.0%
Bonds 24.1%	Bonds 26.3%
Short-Term and Other 19.2%	Short-Term and Other 32.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories and net other assets.

Annual Report

Consolidated Investments May 31, 2011

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.0%
Claymore/BNY Mellon Frontier Markets ETF	97,700	$ 2,242,215
Fidelity Emerging Markets Fund (e)	2,899	77,957
iShares MSCI Emerging Markets Index ETF (d)	276,700	13,433,785
Market Vectors Indonesia Index ETF	70,800	2,234,165
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		17,988,122
Europe Stock Funds - 3.0%
iShares MSCI Germany Index ETF (d)	166,300	4,515,045
iShares MSCI Sweden Index ETF	128,500	4,479,510
iShares MSCI Switzerland Index ETF	157,400	4,467,956
TOTAL EUROPE STOCK FUNDS		13,462,511
Foreign Large Blend Funds - 17.5%
Fidelity Canada Fund (e)	928	56,758
Fidelity Total International Equity Fund (e)	5,627,996	44,404,889
iShares MSCI ACWI ex US Index ETF	192,700	8,916,229
iShares MSCI EAFE Index ETF	402,900	25,003,974
TOTAL FOREIGN LARGE BLEND FUNDS		78,381,850
Foreign Large Value Funds - 2.0%
iShares MSCI Canada Index ETF (d)	272,200	8,955,380
Foreign Small Mid Growth Funds - 0.0%
Fidelity International Small Cap Opportunities Fund (e)	5,369	59,380
Japan Stock Funds - 2.5%
iShares MSCI Japan Index ETF	320,000	3,286,400
WisdomTree Japan Hedged Equity ETF	222,300	7,996,131
TOTAL JAPAN STOCK FUNDS		11,282,531
Large Blend Funds - 3.2%
Fidelity Advisor 130/30 Large Cap Institutional Class (a)(e)	19,204	152,093
Fidelity Disciplined Equity Fund (e)	8,402	205,440
Fidelity Mega Cap Stock Fund (e)	427,989	4,558,084
SPDR S&P 500 ETF Trust	68,000	9,172,520
TOTAL LARGE BLEND FUNDS		14,088,137
Large Growth Funds - 10.1%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,152,110	44,979,095
Equity Funds - continued
	Shares	Value
Large Value Funds - 2.0%
iShares Dow Jones Select Dividend Index ETF	164,700	$ 8,918,505
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (e)	944	55,800
iShares MSCI Chile Index ETF	28,600	2,202,200
TOTAL LATIN AMERICA STOCK FUNDS		2,258,000
Mid-Cap Blend Funds - 1.0%
Fidelity Leveraged Company Stock Fund (e)	142,472	4,450,821
Pacific Asia ex-Japan Stock Funds - 1.3%
Fidelity China Region Fund (e)	2,141	71,837
iShares MSCI Australia Index ETF (d)	40,650	1,086,168
iShares MSCI Malaysia Index ETF (d)	148,300	2,236,364
iShares MSCI Singapore Index ETF	157,900	2,242,180
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,636,549
Sector Funds - Energy - 2.0%
Fidelity Energy Service Portfolio (a)(e)	696	57,788
Fidelity Natural Gas Portfolio (e)	1,634	58,429
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	4,487,422
iShares S&P Global Energy Sector Index ETF	102,800	4,443,633
TOTAL SECTOR FUNDS - ENERGY		9,047,272
Sector Funds - Natural Resources - 2.0%
Fidelity Global Commodity Stock Fund (e)	2,956	52,378
Market Vectors Agribusiness ETF (d)	81,300	4,510,524
PowerShares Global Water ETF	213,900	4,474,788
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,037,690
Sector Funds - Real Estate - 1.6%
DJ Wilshire REIT ETF (d)	65,000	4,513,600
Fidelity International Real Estate Fund (e)	5,381	51,334
Fidelity Real Estate Investment Portfolio (e)	1,994	58,294
SPDR DJ Wilshire International Real Estate ETF	64,500	2,657,400
TOTAL SECTOR FUNDS - REAL ESTATE		7,280,628
Equity Funds - continued
	Shares	Value
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	359,400	$ 17,871,524
TOTAL EQUITY FUNDS (Cost $237,670,938)		253,697,995
Fixed-Income Funds - 24.1%

Bank Loan Funds - 1.0%
Fidelity Floating Rate High Income Fund (e)	450,803	4,449,428
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	284,143	4,506,511
WisdomTree Emerging Markets Local Debt ETF	99,300	5,304,606
TOTAL EMERGING MARKETS BOND FUNDS		9,811,117
High Yield Bond Funds - 1.0%
Fidelity High Income Fund (e)	486,172	4,463,058
Inflation-Protected Bond Funds - 1.0%
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	81,600	4,372,128
Intermediate-Term Bond Funds - 11.9%
Fidelity Investment Grade Bond Fund (e)	5,888,857	44,519,761
iShares Barclays Aggregate Bond ETF	82,700	8,886,942
TOTAL INTERMEDIATE-TERM BOND FUNDS		53,406,703
Long Government Bond Funds - 1.0%
iShares Barclays 20+ Year Treasury Bond ETF	46,100	4,457,409
Sector Funds - Real Estate - 2.0%
Fidelity Real Estate Income Fund (e)	810,993	8,904,700
World Bond Funds - 4.0%
SPDR Barclays Capital International Treasury Bond ETF (d)	215,500	13,339,450
SPDR DB International Government Inflation-Protected Bond ETF	72,200	4,498,060
TOTAL WORLD BOND FUNDS		17,837,510
TOTAL FIXED-INCOME FUNDS (Cost $101,304,647)		107,702,053
Other - 18.0%
	Shares	Value
Commodity Funds - Agriculture - 2.0%
PowerShares DB Agriculture ETF (a)(d)	270,400	$ 8,850,192
Commodity Funds - Broad Basket - 1.0%
Fidelity Commodity Strategy Fund (a)(e)	372,209	4,514,895
Commodity Funds - Energy - 2.0%
PowerShares DB Oil ETF (a)(d)	295,500	9,083,670
Commodity Funds - Precious Metals - 10.0%
iShares COMEX Gold Trust ETF (a)	1,774,100	26,593,759
iShares Silver Trust ETF (a)	480,700	18,064,706
TOTAL COMMODITY FUNDS - PRECIOUS METALS		44,658,465
Exchange - Traded Notes - Energy - 2.0%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,887,406
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	1,130	55,763
Market Vectors Gold Miners ETF (d)	76,624	4,455,686
TOTAL SPECIALTY PRECIOUS METALS FUNDS		4,511,449
TOTAL OTHER (Cost $67,341,798)		80,506,077
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,444	47,444
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	42,146,100	42,146,100
TOTAL SHORT-TERM FUNDS (Cost $42,193,544)		42,193,544
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,262,000)	$ 7,262,022	$ 7,262,000
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $455,772,927)		491,361,669
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(44,129,252)
NET ASSETS - 100%		$ 447,232,417
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,262,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,063,782
Barclays Capital, Inc.	1,645,433
Credit Agricole Securities (USA), Inc.	802,651
HSBC Securities (USA), Inc.	1,404,639
Mizuho Securities USA, Inc.	702,319
RBS Securities, Inc.	198,404
UBS Securities LLC	1,404,639
Wells Fargo Securities LLC	40,133
$ 7,262,000
Affiliated Funds
Information regarding income earned by the Fund from investments in affiliated Fidelity Funds is as follows:
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ -	$ 282,506
Fidelity Canada Fund	-	8,671
Fidelity China Region Fund	-	13,078
Fidelity Consumer Discretionary Portfolio	-	1,871
Fidelity Consumer Staples Portfolio	-	5,873
Fidelity Disciplined Equity Fund	-	83,460
Fidelity Emerging Markets Fund	-	16,930
Fidelity Floating Rate High Income Fund	49,123	147,947
Fidelity Global Commodity Stock Fund	-	6,369
Fidelity High Income Fund	116,985	447,382
Fidelity Industrials Portfolio	-	4,512
Fidelity Inflation Protected Bond Fund	-	42,434
Fidelity Institutional Money Market Portfolio Institutional Class	24,480	20,413
Fidelity International Real Estate Fund	-	21,014
Fidelity International Small Cap Opportunities Fund	-	12,155
Fidelity Investment Grade Bond Fund	495,448	1,124,835
Fidelity Latin America Fund	-	19,633
Fidelity Leveraged Company Stock Fund	-	4,428
Fidelity Materials Portfolio	-	53
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Mega Cap Stock Fund	$ -	$ 71,706
Fidelity Natural Gas Portfolio	2,080	10,992
Fidelity New Markets Income Fund	191,764	394,319
Fidelity Real Estate Income Fund	46,715	311,490
Fidelity Real Estate Investment Portfolio	-	12,112
Fidelity Securities Lending Cash Central Fund	165,914	87,533
Fidelity Strategic Real Return Fund	-	46,235
Fidelity Telecommunications Portfolio	-	7,932
Fidelity Utilities Portfolio	-	6,927
	$ 1,092,509	$ 3,212,810

Information regarding the Fund's purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Securities Lending Cash Central Fund, for the five months ended May 31, 2011 is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 5,885,223	$ -	$ 6,297,051	$ 152,093
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	52,133,004	10,510	10,944,743	44,979,095
Fidelity Canada Fund	1,118,621	-	1,119,231	56,758
Fidelity China Region Fund	1,143,020	-	1,106,728	71,837
Fidelity Commodity Strategy Fund	11,196,287	-	6,945,946	4,514,895
Fidelity Disciplined Equity Fund	9,022,300	-	9,574,630	205,440
Fidelity Emerging Markets Fund	1,851,666	-	1,809,434	77,957
Fidelity Energy Service Portfolio	1,551,007	-	1,673,806	57,788
Fidelity Floating Rate High Income Fund	4,565,261	49,124	202,216	4,449,428
Fidelity Global Commodity Stock Fund	706,801	-	677,785	52,378
Fidelity Gold Portfolio	1,986,142	74,495	1,860,548	55,763
Fidelity High Income Fund	4,677,644	116,989	456,481	4,463,058
Fidelity Institutional Money Market Portfolio Institutional Class	11,031,758	58,524,480	69,508,793	47,444
Fidelity International Real Estate Fund	596,567	-	555,228	51,334
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ 887,668	$ -	$ 884,218	$ 59,380
Fidelity Investment Grade Bond Fund	38,400,406	6,336,870	1,091,019	44,519,761
Fidelity Latin America Fund	1,097,350	-	1,041,767	55,800
Fidelity Leveraged Company Stock Fund	1,198,866	3,166,261	31,821	4,450,821
Fidelity Mega Cap Stock Fund	10,149,576	-	6,256,005	4,558,084
Fidelity Natural Gas Portfolio	1,413,414	2,080	1,462,809	58,429
Fidelity New Markets Income Fund	8,276,657	191,764	4,075,824	4,506,511
Fidelity Real Estate Income Fund	8,996,896	46,715	641,794	8,904,700
Fidelity Real Estate Investment Portfolio	772,744	-	819,821	58,294
Fidelity Total International Equity Fund	-	44,404,889	-	44,404,889
	$ 178,658,878	$ 112,924,177	$ 129,037,698	$ 170,811,937
Consolidated Subsidiary
Information regarding the Fund's transactions with the Consolidated Subsidiary for the five months ended May 31, 2011 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 52,035,491	$ 12,000,000	$ 18,100,000	$ 51,651,167
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including securities loaned of $41,602,299 and repurchase agreements of $7,262,000) - See accompanying schedule: Unaffiliated issuers (cost $260,874,837)	$ 278,403,632
Fidelity Central Funds (cost $42,146,100)	42,146,100
Affiliated underlying funds (cost $152,751,990)	170,811,937
Total Investments (cost $455,772,927)		$ 491,361,669
Cash		407,034
Receivable for investments sold		167,600,154
Receivable for fund shares sold		716,626
Dividends receivable		395,115
Distributions receivable from Fidelity Central Funds		29,846
Receivable from investment adviser for expense reductions		12,258
Other receivables		7,546
Total assets		660,530,248

Liabilities
Payable for investments purchased	$ 170,432,978
Payable for fund shares redeemed	480,862
Accrued management fee	158,498
Distribution and service plan fees payable	78,864
Other payables and accrued expenses	529
Collateral on securities loaned, at value	42,146,100
Total liabilities		213,297,831

Net Assets		$ 447,232,417
Net Assets consist of:
Paid in capital		$ 398,756,674
Undistributed net investment income		781,368
Accumulated undistributed net realized gain (loss) on investments		12,105,633
Net unrealized appreciation (depreciation) on investments		35,588,742
Net Assets		$ 447,232,417

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,916 ÷ 7,181,682 shares)	$ 9.98

Maximum offering price per share (100/94.25 of $9.98)	$ 10.59
Class T: Net Asset Value and redemption price per share ($31,533,657 ÷ 3,169,721 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($6,237,328 ÷ 628,660 shares) A	$ 9.92

Class C: Net Asset Value and offering price per share ($57,464,572 ÷ 5,833,672 shares) A	$ 9.85

Global Strategies: Net Asset Value, offering price and redemption price per share ($255,351,458 ÷ 25,490,739 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,973,486 ÷ 2,492,733 shares)	$ 10.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Five months ended May 31, 2011	Year ended December 31, 2010

Investment Income
Dividends from underlying funds:
Unaffiliated	$ 844,151	$ 1,670,611
Affiliated	926,595	3,125,277
Interest	5,154	17,308
Income from Fidelity Central Funds (including $165,914 and $87,533, respectively from security lending)	165,914	87,533
Total income	1,941,814	4,900,729

Expenses
Management fee	$ 917,032	$ 1,389,387
Distribution and service plan fees	363,816	569,826
Custodian fees and expenses	975	516
Independent trustees' compensation	587	926
Subsidiary directors' fees	6,250	9,596
Miscellaneous	254	19,263
Total expenses before reductions	1,288,914	1,989,514
Expense reductions	(251,396)	(331,416)
Total expenses	1,037,518	1,658,098
Net investment income (loss)	904,296	3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	11,641,873	1,907,771
Affiliated	6,667,757	978,784
Foreign currency transactions	-	25,695
Realized gain distributions from underlying funds:
Unaffiliated	-	58,201
Affiliated	74,495	276,029

Total net realized gain (loss)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation) on investment securities	(436,598)	33,064,920
Net gain (loss)	17,947,527	36,311,400
Net increase (decrease) in net assets resulting from operations	$ 18,851,823	$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Five months ended May 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 904,296	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	18,384,125	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	(436,598)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	18,851,823	39,554,031	36,266,515
Distributions to shareholders from net investment income	(206,898)	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(412,038)	(1,593,508)	(1,256,716)
Total distributions	(618,936)	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	69,073,439	103,582,667	95,186,754
Total increase (decrease) in net assets	87,306,326	138,331,327	127,971,689

Net Assets
Beginning of period	359,926,091	221,594,764	93,623,075
End of period (including undistributed net investment income of $781,368, undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 447,232,417	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,I
Expenses before reductions	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.11) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04%A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.07)	(.10) J	(.12)	(.11)
Net asset value, end of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.08) K	(.10) J	(.15)	(.11)
Net asset value, end of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. In March 2011 the Board of Trustees approved a change in the name of Fidelity Dynamic Strategies Fund to Fidelity Global Strategies Fund effective June 1, 2011.

In March 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from December 31, to May 31. Accordingly, the Fund's financial statements and related notes include information as of the five month period ended May 31, 2011, and the one year periods ended December 31, 2010 and December 31, 2009, if applicable.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2011, the Fund held $51,651,167 in the Subsidiary, representing 11.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity

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Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on

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4. Significant Accounting Policies - continued

Security Valuation - continued

which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period ended December 31, 2010, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 35,802,663
Gross unrealized depreciation	(713,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,089,460
Tax Cost	$ 463,264,910

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,329,808
Undistributed long-term capital gain	$ 6,056,475
Net unrealized appreciation (depreciation)	$ 35,089,460

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is May 31, 2011.

The tax character of distributions paid was as follows:

	Five months ended May 31, 2011	December 31, 2010	December 31, 2009
Ordinary Income	$ 618,936	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

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Notes to Consolidated Financial Statements - continued

5. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $420,147,634 and $338,054,535, respectively, for the five months ended May 31, 2011.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the periods ended May 31, 2011 and December 31, 2010, this waiver reduced the Fund's expenses by $63,549 and $34,393, respectively, and is reflected in Expense reductions on the Consolidated Statement of Operations.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended May 31, 2011 and December 31, 2010, the Distribution and Service Fee rates, total fees and amounts retained were as follows:

			Five months ended May 31, 2011		Year ended December 31, 2010
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 67,315	$ 4,329	$ 108,143	$ 4,094
Class T	.25%	.25%	63,153	729	112,716	-
Class B	.75%	.25%	25,201	18,952	49,491	37,118
Class C	.75%	.25%	208,147	83,587	299,476	141,889
			$ 363,816	$ 107,597	$ 569,826	$ 183,101

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the five month period ended May 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,267
Class T	8,378
Class B*	1,678
Class C*	3,246
$ 48,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

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Notes to Consolidated Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended May 31, 2011 and December 31, 2010, amounted to $254 and $3,741, respectively, and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds, and includes, for the period ended May 31, 2011 and December 31, 2010, $4,567 and $2,079, respectively, from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period ended May 31, 2011 and December 31, 2010, this management fee waiver reduced the Fund's management fee by $171,397 and $274,179, respectively.

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10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the period ended May 31, 2011 and December 31, 2010, these services included payments of certain expenses on behalf of the Fund totaling $16,373 and $7,249, respectively. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended May 31, 2011 and December 31, 2010, these credits reduced the Fund's custody expenses by $77 and $73, respectively.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
From net investment income
Class A	$ 32,274	$ 499,122	$ 318,849
Class T	15,977	197,243	151,774
Class B	3,136	13,225	16,030
Class C	25,009	156,012	123,507
Global Strategies	119,099	2,170,963	1,532,132
Institutional Class	11,403	175,298	82,572
Total	$ 206,898	$ 3,211,863	$ 2,224,864
From net realized gain
Class A	$ 64,089	$ 251,525	$ 171,948
Class T	31,953	130,917	110,455
Class B	6,273	26,325	18,694
Class C	49,577	183,392	116,712
Global Strategies	238,199	933,188	796,652
Institutional Class	21,947	68,161	42,255
Total	$ 412,038	$ 1,593,508	$ 1,256,716

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Notes to Consolidated Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

		Shares
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	2,275,928	4,258,684	3,223,050
Reinvestment of distributions	8,617	65,064	46,864
Shares redeemed	(1,097,466)	(2,183,627)	(430,502)
Net increase (decrease)	1,187,079	2,140,121	2,839,412
Class T
Shares sold	560,806	1,186,852	2,102,892
Reinvestment of distributions	4,572	32,065	27,168
Shares redeemed	(415,429)	(445,241)	(586,056)
Net increase (decrease)	149,949	773,676	1,544,004
Class B
Shares sold	95,683	323,080	344,852
Reinvestment of distributions	942	4,212	4,099
Shares redeemed	(77,872)	(104,068)	(180,878)
Net increase (decrease)	18,753	223,224	168,073
Class C
Shares sold	1,610,037	2,447,418	1,966,054
Reinvestment of distributions	7,522	35,182	27,897
Shares redeemed	(290,202)	(488,696)	(437,347)
Net increase (decrease)	1,327,357	1,993,904	1,556,604
Global Strategies
Shares sold	6,681,159	11,680,798	11,410,299
Reinvestment of distributions	34,803	309,778	257,830
Shares redeemed	(2,996,262)	(6,562,679)	(5,888,745)
Net increase (decrease)	3,719,700	5,427,897	5,779,384
Institutional Class
Shares sold	772,909	1,159,147	625,394
Reinvestment of distributions	1,794	15,054	11,500
Shares redeemed	(72,107)	(264,662)	(301,514)
Net increase (decrease)	702,596	909,539	335,380

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12. Share Transactions - continued

		Dollars
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	$ 22,062,319	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	82,975	607,250	395,011
Shares redeemed	(10,596,922)	(19,226,107)	(3,085,024)
Net increase (decrease)	$ 11,548,372	$ 19,177,338	$ 22,191,142
Class T
Shares sold	$ 5,439,063	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	43,935	297,528	226,926
Shares redeemed	(4,010,197)	(3,888,800)	(4,289,738)
Net increase (decrease)	$ 1,472,801	$ 6,876,724	$ 10,782,479
Class B
Shares sold	$ 925,208	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	9,038	38,499	34,082
Shares redeemed	(753,939)	(908,372)	(1,342,614)
Net increase (decrease)	$ 180,307	$ 1,900,711	$ 1,311,423
Class C
Shares sold	$ 15,501,323	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	71,677	322,701	232,261
Shares redeemed	(2,784,658)	(4,250,410)	(3,062,241)
Net increase (decrease)	$ 12,788,342	$ 17,334,810	$ 12,147,621
Global Strategies
Shares sold	$ 65,085,263	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	336,196	2,900,626	2,164,709
Shares redeemed	(29,149,019)	(57,103,590)	(43,230,307)
Net increase (decrease)	$ 36,272,440	$ 49,943,979	$ 45,688,775
Institutional Class
Shares sold	$ 7,496,668	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	17,319	141,418	96,666
Shares redeemed	(702,810)	(2,318,131)	(2,010,402)
Net increase (decrease)	$ 6,811,177	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Consolidated Financial Statements - continued

13. Other - continued

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 40% of the total outstanding shares of Fidelity Total International Equity Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of May 31, 2011, and the related consolidated statement of operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the consolidated statement of changes in net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2011, the results of its operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the changes in its net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 26, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Income (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Global Strategies	07/11/2011	07/8/2011	$0.023	$0.280

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $6,056,475, or, if subsequently determined to be different, the net capital gain of such year.

Global Strategies designates 22% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Global Strategies designates 22% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

DYS-UANN-0711
1.852672.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Strategies
Fund - Class A, Class T, Class B and Class C
(formerly Fidelity Advisor Dynamic Strategies® Fund)

Annual Report

May 31, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

Fidelity Advisor® Dynamic Strategies Fund recently underwent modifications designed to enhance the fund's orientation as a global multi-asset-class investment.

The fund has traditionally invested globally in a broad range of asset classes. Fidelity believes that shareholders could benefit from the fund's increased focus on investment opportunities outside the United States while continuing to emphasize its go-anywhere, highly flexible mandate.

On June 1, 2011, the fund's name, investment policies and benchmarks changed as follows:

Old Name	New Name
Fidelity Advisor Dynamic Strategies Fund	Fidelity Advisor Global Strategies Fund

The fund's new investment policies emphasize allocating assets opportunistically between stocks and bonds of all types, as well as other asset classes, anywhere in the world. As a result, it is expected that the fund will invest a greater percentage of its assets outside the United States.

The fund's benchmarks have changed in line with its new investment policies, providing shareholders with more-meaningful performance comparisons.

• The equity component of the fund's supplemental benchmark - the newly renamed Fidelity Global Strategies Composite Index - has increased to 60% (from 50%) and changed from the S&P 500® Index to the MSCI® ACWI® (All Country World Index) Index.

• The bond portion of the Composite index remains at 40% in aggregate, but now includes a 10% allocation to foreign developed-markets debt (Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index) in addition to a 30% domestic investment-grade component (Barclays Capital® U.S. Aggregate Bond Index).

• The 10% allocation to the short-term/money market category has been removed from the Composite index.

• The fund's primary (SEC) benchmark has changed from the S&P 500® to the MSCI® ACWI®.

Also, the fund changed its fiscal year end from December 31 to May 31. As a result, an annual report is being produced for the fund covering the five months ending May 31, 2011.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	14.03%	0.25%
Class T (incl. 3.50% sales charge)	16.45%	0.66%
Class B (incl. contingent deferred sales charge) B	15.05%	0.34%
Class C (incl. contingent deferred sales charge) C	19.10%	1.16%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the five-month period ending May 31, 2011, U.S. equities continued to rebound from their March 2009 low, driven in part by continued economic expansion, solid corporate earnings and modest improvement in the job market. Gains made in the first two months of the period were wiped out in late February and early March on concern about inflation and the implications of Japan's earthquake and tsunami. After a quick recovery, stocks slipped again in May, when fresh worries about Greek debt and weaker economic data sent the large-cap proxy S&P 500® Index to its first monthly loss since August 2010. Despite the short-term setback, the S&P 500® gained 7.82% for the full period, while the technology-heavy Nasdaq Composite® Index rose 7.27% and the blue-chip-laden Dow Jones Industrial AverageSM added 9.79%. Stocks of small and mid-sized companies fared particularly well, with the Russell 2000® and Russell Midcap® indexes rising 8.71% and 10.39%, respectively. International equities delivered solid performance for U.S. investors, boosted mostly by a weaker dollar. For the five-month period, foreign developed-markets stocks, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, rose 6.41%. In the fixed-income arena, investment-grade bonds returned 3.02%, as measured by the Barclays Capital® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: The fund's Class A, Class T, Class B and Class C shares returned 4.67%, 4.57%, 4.36% and 4.40%, respectively (excluding sales charges) for the five months ending May 31, 2011 - the fund's new fiscal year end and reflecting the period since our last report to shareholders - trailing the 7.82% return of the S&P 500® Index, the fund's primary benchmark through period end. Our results also lagged the 5.12% return of the Fidelity Dynamic Strategies Composite Index, which represents the fund's proportional mix of equities and bonds. For the 12 months ending May 31, 2011, the fund's Class A, Class T, Class B and Class C shares returned 20.99%, 20.68%, 20.05% and 20.10%, respectively (excluding sales charges), compared with returns of 25.95% for the S&P 500® and 15.22% for the Composite index, respectively. Significantly underweighting U.S. stocks hampered the fund's result, given that the asset class outpaced the Composite index. The fund also saw modest negatives from its out-of-benchmark positions in non-U.S. equities. On the positive side, the fund was favorably positioned within commodities, led by gold and silver investments, even though the asset class - which is not in the index - lagged stocks overall. Another boost came from a sizable underweighting in investment-grade debt. Although bonds didn't perform badly, they did trail riskier assets such as equities and commodities, and having less exposure helped.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: The fund's Institutional Class shares returned 4.86% for the five months ending May 31, 2011 - the fund's new fiscal year end and reflecting the period since our last report to shareholders - trailing the 7.82% return of the S&P 500® Index, the fund's primary benchmark through period end. Our results also lagged the 5.12% return of the Fidelity Dynamic Strategies Composite Index, which represents the fund's proportional mix of equities and bonds. For the 12 months ending May 31, 2011, the fund's Institutional Class shares gained 21.26%, compared with returns of 25.95% and 15.22% and for the S&P 500® and the Composite benchmark, respectively. Significantly underweighting U.S. stocks hampered the fund's result, given that the asset class outpaced the Composite index. The fund also saw modest negatives from its out-of-benchmark positions in non-U.S. equities. On the positive side, the fund was favorably positioned within commodities, led by gold and silver investments, even though the asset class - which is not in the index - lagged stocks overall. Another boost came from a sizable underweighting in investment-grade debt. Although bonds didn't perform badly, they did trail riskier assets such as equities and commodities, and having less exposure helped.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the Fund from December 31 to May 31, effective May 31, 2011. Expenses are based on the past six months of activity for the period ended May 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,097.00	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,095.10	$ 4.70
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.40%
Actual		$ 1,000.00	$ 1,092.80	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Class C	1.40%
Actual		$ 1,000.00	$ 1,092.70	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2011**
% of fund's net assets	% of fund's net assets 5 months ago
Domestic Equity 16.3%	Domestic Equity 23.9%
Emerging Markets Equity 5.8%	Emerging Markets Equity 6.6%
High Yield Fixed-Income 4.2%	High Yield Fixed-Income 5.1%
International Equity 29.0%	International Equity 4.8%
Investment Grade Fixed-Income 17.9%	Investment Grade Fixed-Income 18.7%
Commodities and Related Investments 18.0%	Commodities and Related Investments 23.1%
Other 0.0%	Other 1.6%
Short-Term and Net Other Assets 1.2%	Short-Term and Net Other Assets 8.0%
Sectors* 7.6%	Sectors* 8.2%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of May 31, 2011	As of December 31, 2010
Equities 56.7%	Equities 41.0%
Bonds 24.1%	Bonds 26.3%
Short-Term and Other 19.2%	Short-Term and Other 32.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories and net other assets.

Annual Report

Consolidated Investments May 31, 2011

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.0%
Claymore/BNY Mellon Frontier Markets ETF	97,700	$ 2,242,215
Fidelity Emerging Markets Fund (e)	2,899	77,957
iShares MSCI Emerging Markets Index ETF (d)	276,700	13,433,785
Market Vectors Indonesia Index ETF	70,800	2,234,165
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		17,988,122
Europe Stock Funds - 3.0%
iShares MSCI Germany Index ETF (d)	166,300	4,515,045
iShares MSCI Sweden Index ETF	128,500	4,479,510
iShares MSCI Switzerland Index ETF	157,400	4,467,956
TOTAL EUROPE STOCK FUNDS		13,462,511
Foreign Large Blend Funds - 17.5%
Fidelity Canada Fund (e)	928	56,758
Fidelity Total International Equity Fund (e)	5,627,996	44,404,889
iShares MSCI ACWI ex US Index ETF	192,700	8,916,229
iShares MSCI EAFE Index ETF	402,900	25,003,974
TOTAL FOREIGN LARGE BLEND FUNDS		78,381,850
Foreign Large Value Funds - 2.0%
iShares MSCI Canada Index ETF (d)	272,200	8,955,380
Foreign Small Mid Growth Funds - 0.0%
Fidelity International Small Cap Opportunities Fund (e)	5,369	59,380
Japan Stock Funds - 2.5%
iShares MSCI Japan Index ETF	320,000	3,286,400
WisdomTree Japan Hedged Equity ETF	222,300	7,996,131
TOTAL JAPAN STOCK FUNDS		11,282,531
Large Blend Funds - 3.2%
Fidelity Advisor 130/30 Large Cap Institutional Class (a)(e)	19,204	152,093
Fidelity Disciplined Equity Fund (e)	8,402	205,440
Fidelity Mega Cap Stock Fund (e)	427,989	4,558,084
SPDR S&P 500 ETF Trust	68,000	9,172,520
TOTAL LARGE BLEND FUNDS		14,088,137
Large Growth Funds - 10.1%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,152,110	44,979,095
Equity Funds - continued
	Shares	Value
Large Value Funds - 2.0%
iShares Dow Jones Select Dividend Index ETF	164,700	$ 8,918,505
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (e)	944	55,800
iShares MSCI Chile Index ETF	28,600	2,202,200
TOTAL LATIN AMERICA STOCK FUNDS		2,258,000
Mid-Cap Blend Funds - 1.0%
Fidelity Leveraged Company Stock Fund (e)	142,472	4,450,821
Pacific Asia ex-Japan Stock Funds - 1.3%
Fidelity China Region Fund (e)	2,141	71,837
iShares MSCI Australia Index ETF (d)	40,650	1,086,168
iShares MSCI Malaysia Index ETF (d)	148,300	2,236,364
iShares MSCI Singapore Index ETF	157,900	2,242,180
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,636,549
Sector Funds - Energy - 2.0%
Fidelity Energy Service Portfolio (a)(e)	696	57,788
Fidelity Natural Gas Portfolio (e)	1,634	58,429
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	4,487,422
iShares S&P Global Energy Sector Index ETF	102,800	4,443,633
TOTAL SECTOR FUNDS - ENERGY		9,047,272
Sector Funds - Natural Resources - 2.0%
Fidelity Global Commodity Stock Fund (e)	2,956	52,378
Market Vectors Agribusiness ETF (d)	81,300	4,510,524
PowerShares Global Water ETF	213,900	4,474,788
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,037,690
Sector Funds - Real Estate - 1.6%
DJ Wilshire REIT ETF (d)	65,000	4,513,600
Fidelity International Real Estate Fund (e)	5,381	51,334
Fidelity Real Estate Investment Portfolio (e)	1,994	58,294
SPDR DJ Wilshire International Real Estate ETF	64,500	2,657,400
TOTAL SECTOR FUNDS - REAL ESTATE		7,280,628
Equity Funds - continued
	Shares	Value
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	359,400	$ 17,871,524
TOTAL EQUITY FUNDS (Cost $237,670,938)		253,697,995
Fixed-Income Funds - 24.1%

Bank Loan Funds - 1.0%
Fidelity Floating Rate High Income Fund (e)	450,803	4,449,428
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	284,143	4,506,511
WisdomTree Emerging Markets Local Debt ETF	99,300	5,304,606
TOTAL EMERGING MARKETS BOND FUNDS		9,811,117
High Yield Bond Funds - 1.0%
Fidelity High Income Fund (e)	486,172	4,463,058
Inflation-Protected Bond Funds - 1.0%
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	81,600	4,372,128
Intermediate-Term Bond Funds - 11.9%
Fidelity Investment Grade Bond Fund (e)	5,888,857	44,519,761
iShares Barclays Aggregate Bond ETF	82,700	8,886,942
TOTAL INTERMEDIATE-TERM BOND FUNDS		53,406,703
Long Government Bond Funds - 1.0%
iShares Barclays 20+ Year Treasury Bond ETF	46,100	4,457,409
Sector Funds - Real Estate - 2.0%
Fidelity Real Estate Income Fund (e)	810,993	8,904,700
World Bond Funds - 4.0%
SPDR Barclays Capital International Treasury Bond ETF (d)	215,500	13,339,450
SPDR DB International Government Inflation-Protected Bond ETF	72,200	4,498,060
TOTAL WORLD BOND FUNDS		17,837,510
TOTAL FIXED-INCOME FUNDS (Cost $101,304,647)		107,702,053
Other - 18.0%
	Shares	Value
Commodity Funds - Agriculture - 2.0%
PowerShares DB Agriculture ETF (a)(d)	270,400	$ 8,850,192
Commodity Funds - Broad Basket - 1.0%
Fidelity Commodity Strategy Fund (a)(e)	372,209	4,514,895
Commodity Funds - Energy - 2.0%
PowerShares DB Oil ETF (a)(d)	295,500	9,083,670
Commodity Funds - Precious Metals - 10.0%
iShares COMEX Gold Trust ETF (a)	1,774,100	26,593,759
iShares Silver Trust ETF (a)	480,700	18,064,706
TOTAL COMMODITY FUNDS - PRECIOUS METALS		44,658,465
Exchange - Traded Notes - Energy - 2.0%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,887,406
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	1,130	55,763
Market Vectors Gold Miners ETF (d)	76,624	4,455,686
TOTAL SPECIALTY PRECIOUS METALS FUNDS		4,511,449
TOTAL OTHER (Cost $67,341,798)		80,506,077
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,444	47,444
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	42,146,100	42,146,100
TOTAL SHORT-TERM FUNDS (Cost $42,193,544)		42,193,544
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,262,000)	$ 7,262,022	$ 7,262,000
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $455,772,927)		491,361,669
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(44,129,252)
NET ASSETS - 100%		$ 447,232,417
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,262,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,063,782
Barclays Capital, Inc.	1,645,433
Credit Agricole Securities (USA), Inc.	802,651
HSBC Securities (USA), Inc.	1,404,639
Mizuho Securities USA, Inc.	702,319
RBS Securities, Inc.	198,404
UBS Securities LLC	1,404,639
Wells Fargo Securities LLC	40,133
$ 7,262,000
Affiliated Funds
Information regarding income earned by the Fund from investments in affiliated Fidelity Funds is as follows:
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ -	$ 282,506
Fidelity Canada Fund	-	8,671
Fidelity China Region Fund	-	13,078
Fidelity Consumer Discretionary Portfolio	-	1,871
Fidelity Consumer Staples Portfolio	-	5,873
Fidelity Disciplined Equity Fund	-	83,460
Fidelity Emerging Markets Fund	-	16,930
Fidelity Floating Rate High Income Fund	49,123	147,947
Fidelity Global Commodity Stock Fund	-	6,369
Fidelity High Income Fund	116,985	447,382
Fidelity Industrials Portfolio	-	4,512
Fidelity Inflation Protected Bond Fund	-	42,434
Fidelity Institutional Money Market Portfolio Institutional Class	24,480	20,413
Fidelity International Real Estate Fund	-	21,014
Fidelity International Small Cap Opportunities Fund	-	12,155
Fidelity Investment Grade Bond Fund	495,448	1,124,835
Fidelity Latin America Fund	-	19,633
Fidelity Leveraged Company Stock Fund	-	4,428
Fidelity Materials Portfolio	-	53
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Mega Cap Stock Fund	$ -	$ 71,706
Fidelity Natural Gas Portfolio	2,080	10,992
Fidelity New Markets Income Fund	191,764	394,319
Fidelity Real Estate Income Fund	46,715	311,490
Fidelity Real Estate Investment Portfolio	-	12,112
Fidelity Securities Lending Cash Central Fund	165,914	87,533
Fidelity Strategic Real Return Fund	-	46,235
Fidelity Telecommunications Portfolio	-	7,932
Fidelity Utilities Portfolio	-	6,927
	$ 1,092,509	$ 3,212,810

Information regarding the Fund's purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Securities Lending Cash Central Fund, for the five months ended May 31, 2011 is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 5,885,223	$ -	$ 6,297,051	$ 152,093
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	52,133,004	10,510	10,944,743	44,979,095
Fidelity Canada Fund	1,118,621	-	1,119,231	56,758
Fidelity China Region Fund	1,143,020	-	1,106,728	71,837
Fidelity Commodity Strategy Fund	11,196,287	-	6,945,946	4,514,895
Fidelity Disciplined Equity Fund	9,022,300	-	9,574,630	205,440
Fidelity Emerging Markets Fund	1,851,666	-	1,809,434	77,957
Fidelity Energy Service Portfolio	1,551,007	-	1,673,806	57,788
Fidelity Floating Rate High Income Fund	4,565,261	49,124	202,216	4,449,428
Fidelity Global Commodity Stock Fund	706,801	-	677,785	52,378
Fidelity Gold Portfolio	1,986,142	74,495	1,860,548	55,763
Fidelity High Income Fund	4,677,644	116,989	456,481	4,463,058
Fidelity Institutional Money Market Portfolio Institutional Class	11,031,758	58,524,480	69,508,793	47,444
Fidelity International Real Estate Fund	596,567	-	555,228	51,334
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ 887,668	$ -	$ 884,218	$ 59,380
Fidelity Investment Grade Bond Fund	38,400,406	6,336,870	1,091,019	44,519,761
Fidelity Latin America Fund	1,097,350	-	1,041,767	55,800
Fidelity Leveraged Company Stock Fund	1,198,866	3,166,261	31,821	4,450,821
Fidelity Mega Cap Stock Fund	10,149,576	-	6,256,005	4,558,084
Fidelity Natural Gas Portfolio	1,413,414	2,080	1,462,809	58,429
Fidelity New Markets Income Fund	8,276,657	191,764	4,075,824	4,506,511
Fidelity Real Estate Income Fund	8,996,896	46,715	641,794	8,904,700
Fidelity Real Estate Investment Portfolio	772,744	-	819,821	58,294
Fidelity Total International Equity Fund	-	44,404,889	-	44,404,889
	$ 178,658,878	$ 112,924,177	$ 129,037,698	$ 170,811,937
Consolidated Subsidiary
Information regarding the Fund's transactions with the Consolidated Subsidiary for the five months ended May 31, 2011 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 52,035,491	$ 12,000,000	$ 18,100,000	$ 51,651,167
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including securities loaned of $41,602,299 and repurchase agreements of $7,262,000) - See accompanying schedule: Unaffiliated issuers (cost $260,874,837)	$ 278,403,632
Fidelity Central Funds (cost $42,146,100)	42,146,100
Affiliated underlying funds (cost $152,751,990)	170,811,937
Total Investments (cost $455,772,927)		$ 491,361,669
Cash		407,034
Receivable for investments sold		167,600,154
Receivable for fund shares sold		716,626
Dividends receivable		395,115
Distributions receivable from Fidelity Central Funds		29,846
Receivable from investment adviser for expense reductions		12,258
Other receivables		7,546
Total assets		660,530,248

Liabilities
Payable for investments purchased	$ 170,432,978
Payable for fund shares redeemed	480,862
Accrued management fee	158,498
Distribution and service plan fees payable	78,864
Other payables and accrued expenses	529
Collateral on securities loaned, at value	42,146,100
Total liabilities		213,297,831

Net Assets		$ 447,232,417
Net Assets consist of:
Paid in capital		$ 398,756,674
Undistributed net investment income		781,368
Accumulated undistributed net realized gain (loss) on investments		12,105,633
Net unrealized appreciation (depreciation) on investments		35,588,742
Net Assets		$ 447,232,417

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

May 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,916 ÷ 7,181,682 shares)	$ 9.98

Maximum offering price per share (100/94.25 of $9.98)	$ 10.59
Class T: Net Asset Value and redemption price per share ($31,533,657 ÷ 3,169,721 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($6,237,328 ÷ 628,660 shares) A	$ 9.92

Class C: Net Asset Value and offering price per share ($57,464,572 ÷ 5,833,672 shares) A	$ 9.85

Global Strategies: Net Asset Value, offering price and redemption price per share ($255,351,458 ÷ 25,490,739 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,973,486 ÷ 2,492,733 shares)	$ 10.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Operations

	Five months ended May 31, 2011	Year ended December 31, 2010

Investment Income
Dividends from underlying funds:
Unaffiliated	$ 844,151	$ 1,670,611
Affiliated	926,595	3,125,277
Interest	5,154	17,308
Income from Fidelity Central Funds (including $165,914 and $87,533, respectively from security lending)	165,914	87,533
Total income	1,941,814	4,900,729

Expenses
Management fee	$ 917,032	$ 1,389,387
Distribution and service plan fees	363,816	569,826
Custodian fees and expenses	975	516
Independent trustees' compensation	587	926
Subsidiary directors' fees	6,250	9,596
Miscellaneous	254	19,263
Total expenses before reductions	1,288,914	1,989,514
Expense reductions	(251,396)	(331,416)
Total expenses	1,037,518	1,658,098
Net investment income (loss)	904,296	3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	11,641,873	1,907,771
Affiliated	6,667,757	978,784
Foreign currency transactions	-	25,695
Realized gain distributions from underlying funds:
Unaffiliated	-	58,201
Affiliated	74,495	276,029

Total net realized gain (loss)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation) on investment securities	(436,598)	33,064,920
Net gain (loss)	17,947,527	36,311,400
Net increase (decrease) in net assets resulting from operations	$ 18,851,823	$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Five months ended May 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 904,296	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	18,384,125	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	(436,598)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	18,851,823	39,554,031	36,266,515
Distributions to shareholders from net investment income	(206,898)	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(412,038)	(1,593,508)	(1,256,716)
Total distributions	(618,936)	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	69,073,439	103,582,667	95,186,754
Total increase (decrease) in net assets	87,306,326	138,331,327	127,971,689

Net Assets
Beginning of period	359,926,091	221,594,764	93,623,075
End of period (including undistributed net investment income of $781,368, undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 447,232,417	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,I
Expenses before reductions	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.11) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04%A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.07)	(.10) J	(.12)	(.11)
Net asset value, end of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.08) K	(.10) J	(.15)	(.11)
Net asset value, end of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. In March 2011 the Board of Trustees approved a change in the name of Fidelity Dynamic Strategies Fund to Fidelity Global Strategies Fund effective June 1, 2011.

In March 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from December 31, to May 31. Accordingly, the Fund's financial statements and related notes include information as of the five month period ended May 31, 2011, and the one year periods ended December 31, 2010 and December 31, 2009, if applicable.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2011, the Fund held $51,651,167 in the Subsidiary, representing 11.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity

Annual Report

3. Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

4. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period ended December 31, 2010, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 35,802,663
Gross unrealized depreciation	(713,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,089,460
Tax Cost	$ 463,264,910

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,329,808
Undistributed long-term capital gain	$ 6,056,475
Net unrealized appreciation (depreciation)	$ 35,089,460

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is May 31, 2011.

The tax character of distributions paid was as follows:

	Five months ended May 31, 2011	December 31, 2010	December 31, 2009
Ordinary Income	$ 618,936	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Annual Report

5. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $420,147,634 and $338,054,535, respectively, for the five months ended May 31, 2011.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the periods ended May 31, 2011 and December 31, 2010, this waiver reduced the Fund's expenses by $63,549 and $34,393, respectively, and is reflected in Expense reductions on the Consolidated Statement of Operations.

Annual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended May 31, 2011 and December 31, 2010, the Distribution and Service Fee rates, total fees and amounts retained were as follows:

			Five months ended May 31, 2011		Year ended December 31, 2010
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 67,315	$ 4,329	$ 108,143	$ 4,094
Class T	.25%	.25%	63,153	729	112,716	-
Class B	.75%	.25%	25,201	18,952	49,491	37,118
Class C	.75%	.25%	208,147	83,587	299,476	141,889
			$ 363,816	$ 107,597	$ 569,826	$ 183,101

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the five month period ended May 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,267
Class T	8,378
Class B*	1,678
Class C*	3,246
$ 48,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended May 31, 2011 and December 31, 2010, amounted to $254 and $3,741, respectively, and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds, and includes, for the period ended May 31, 2011 and December 31, 2010, $4,567 and $2,079, respectively, from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period ended May 31, 2011 and December 31, 2010, this management fee waiver reduced the Fund's management fee by $171,397 and $274,179, respectively.

Annual Report

Notes to Consolidated Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the period ended May 31, 2011 and December 31, 2010, these services included payments of certain expenses on behalf of the Fund totaling $16,373 and $7,249, respectively. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended May 31, 2011 and December 31, 2010, these credits reduced the Fund's custody expenses by $77 and $73, respectively.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
From net investment income
Class A	$ 32,274	$ 499,122	$ 318,849
Class T	15,977	197,243	151,774
Class B	3,136	13,225	16,030
Class C	25,009	156,012	123,507
Global Strategies	119,099	2,170,963	1,532,132
Institutional Class	11,403	175,298	82,572
Total	$ 206,898	$ 3,211,863	$ 2,224,864
From net realized gain
Class A	$ 64,089	$ 251,525	$ 171,948
Class T	31,953	130,917	110,455
Class B	6,273	26,325	18,694
Class C	49,577	183,392	116,712
Global Strategies	238,199	933,188	796,652
Institutional Class	21,947	68,161	42,255
Total	$ 412,038	$ 1,593,508	$ 1,256,716

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

		Shares
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	2,275,928	4,258,684	3,223,050
Reinvestment of distributions	8,617	65,064	46,864
Shares redeemed	(1,097,466)	(2,183,627)	(430,502)
Net increase (decrease)	1,187,079	2,140,121	2,839,412
Class T
Shares sold	560,806	1,186,852	2,102,892
Reinvestment of distributions	4,572	32,065	27,168
Shares redeemed	(415,429)	(445,241)	(586,056)
Net increase (decrease)	149,949	773,676	1,544,004
Class B
Shares sold	95,683	323,080	344,852
Reinvestment of distributions	942	4,212	4,099
Shares redeemed	(77,872)	(104,068)	(180,878)
Net increase (decrease)	18,753	223,224	168,073
Class C
Shares sold	1,610,037	2,447,418	1,966,054
Reinvestment of distributions	7,522	35,182	27,897
Shares redeemed	(290,202)	(488,696)	(437,347)
Net increase (decrease)	1,327,357	1,993,904	1,556,604
Global Strategies
Shares sold	6,681,159	11,680,798	11,410,299
Reinvestment of distributions	34,803	309,778	257,830
Shares redeemed	(2,996,262)	(6,562,679)	(5,888,745)
Net increase (decrease)	3,719,700	5,427,897	5,779,384
Institutional Class
Shares sold	772,909	1,159,147	625,394
Reinvestment of distributions	1,794	15,054	11,500
Shares redeemed	(72,107)	(264,662)	(301,514)
Net increase (decrease)	702,596	909,539	335,380

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

		Dollars
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	$ 22,062,319	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	82,975	607,250	395,011
Shares redeemed	(10,596,922)	(19,226,107)	(3,085,024)
Net increase (decrease)	$ 11,548,372	$ 19,177,338	$ 22,191,142
Class T
Shares sold	$ 5,439,063	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	43,935	297,528	226,926
Shares redeemed	(4,010,197)	(3,888,800)	(4,289,738)
Net increase (decrease)	$ 1,472,801	$ 6,876,724	$ 10,782,479
Class B
Shares sold	$ 925,208	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	9,038	38,499	34,082
Shares redeemed	(753,939)	(908,372)	(1,342,614)
Net increase (decrease)	$ 180,307	$ 1,900,711	$ 1,311,423
Class C
Shares sold	$ 15,501,323	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	71,677	322,701	232,261
Shares redeemed	(2,784,658)	(4,250,410)	(3,062,241)
Net increase (decrease)	$ 12,788,342	$ 17,334,810	$ 12,147,621
Global Strategies
Shares sold	$ 65,085,263	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	336,196	2,900,626	2,164,709
Shares redeemed	(29,149,019)	(57,103,590)	(43,230,307)
Net increase (decrease)	$ 36,272,440	$ 49,943,979	$ 45,688,775
Institutional Class
Shares sold	$ 7,496,668	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	17,319	141,418	96,666
Shares redeemed	(702,810)	(2,318,131)	(2,010,402)
Net increase (decrease)	$ 6,811,177	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Other - continued

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 40% of the total outstanding shares of Fidelity Total International Equity Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of May 31, 2011, and the related consolidated statement of operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the consolidated statement of changes in net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2011, the results of its operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the changes in its net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 26, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001
Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	07/11/2011	07/8/2011	$0.014	$0.280

Class T	07/11/2011	07/8/2011	$0.004	$0.280

Class B	07/11/2011	07/8/2011	$0.000	$0.263

Class C	07/11/2011	07/8/2011	$0.000	$0.269

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $6,056,475, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B, and Class C designate 22% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C designate 22% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-UANN-0711
1.852689.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Strategies
Fund - Institutional Class
(formerly Fidelity Advisor
Dynamic Strategies®Fund)

Annual Report

May 31, 2011

Institutional Class
is a class of Fidelity®
Global Strategies Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

Fidelity Advisor® Dynamic Strategies Fund recently underwent modifications designed to enhance the fund's orientation as a global multi-asset-class investment.

The fund has traditionally invested globally in a broad range of asset classes. Fidelity believes that shareholders could benefit from the fund's increased focus on investment opportunities outside the United States while continuing to emphasize its go-anywhere, highly flexible mandate.

On June 1, 2011, the fund's name, investment policies and benchmarks changed as follows:

Old Name	New Name
Fidelity Advisor Dynamic Strategies Fund	Fidelity Advisor Global Strategies Fund

The fund's new investment policies emphasize allocating assets opportunistically between stocks and bonds of all types, as well as other asset classes, anywhere in the world. As a result, it is expected that the fund will invest a greater percentage of its assets outside the United States.

The fund's benchmarks have changed in line with its new investment policies, providing shareholders with more-meaningful performance comparisons.

• The equity component of the fund's supplemental benchmark - the newly renamed Fidelity Global Strategies Composite Index - has increased to 60% (from 50%) and changed from the S&P 500® Index to the MSCI® ACWI® (All Country World Index) Index.

• The bond portion of the Composite index remains at 40% in aggregate, but now includes a 10% allocation to foreign developed-markets debt (Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index) in addition to a 30% domestic investment-grade component (Barclays Capital® U.S. Aggregate Bond Index).

• The 10% allocation to the short-term/money market category has been removed from the Composite index.

• The fund's primary (SEC) benchmark has changed from the S&P 500® to the MSCI® ACWI®.

Also, the fund changed its fiscal year end from December 31 to May 31. As a result, an annual report is being produced for the fund covering the five months ending May 31, 2011.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2011	Past 1 year	Life of fund A
Institutional Class	21.26%	2.18%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the five-month period ending May 31, 2011, U.S. equities continued to rebound from their March 2009 low, driven in part by continued economic expansion, solid corporate earnings and modest improvement in the job market. Gains made in the first two months of the period were wiped out in late February and early March on concern about inflation and the implications of Japan's earthquake and tsunami. After a quick recovery, stocks slipped again in May, when fresh worries about Greek debt and weaker economic data sent the large-cap proxy S&P 500® Index to its first monthly loss since August 2010. Despite the short-term setback, the S&P 500® gained 7.82% for the full period, while the technology-heavy Nasdaq Composite® Index rose 7.27% and the blue-chip-laden Dow Jones Industrial AverageSM added 9.79%. Stocks of small and mid-sized companies fared particularly well, with the Russell 2000® and Russell Midcap® indexes rising 8.71% and 10.39%, respectively. International equities delivered solid performance for U.S. investors, boosted mostly by a weaker dollar. For the five-month period, foreign developed-markets stocks, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, rose 6.41%. In the fixed-income arena, investment-grade bonds returned 3.02%, as measured by the Barclays Capital® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: The fund's Class A, Class T, Class B and Class C shares returned 4.67%, 4.57%, 4.36% and 4.40%, respectively (excluding sales charges) for the five months ending May 31, 2011 - the fund's new fiscal year end and reflecting the period since our last report to shareholders - trailing the 7.82% return of the S&P 500® Index, the fund's primary benchmark through period end. Our results also lagged the 5.12% return of the Fidelity Dynamic Strategies Composite Index, which represents the fund's proportional mix of equities and bonds. For the 12 months ending May 31, 2011, the fund's Class A, Class T, Class B and Class C shares returned 20.99%, 20.68%, 20.05% and 20.10%, respectively (excluding sales charges), compared with returns of 25.95% for the S&P 500® and 15.22% for the Composite index, respectively. Significantly underweighting U.S. stocks hampered the fund's result, given that the asset class outpaced the Composite index. The fund also saw modest negatives from its out-of-benchmark positions in non-U.S. equities. On the positive side, the fund was favorably positioned within commodities, led by gold and silver investments, even though the asset class - which is not in the index - lagged stocks overall. Another boost came from a sizable underweighting in investment-grade debt. Although bonds didn't perform badly, they did trail riskier assets such as equities and commodities, and having less exposure helped.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: The fund's Institutional Class shares returned 4.86% for the five months ending May 31, 2011 - the fund's new fiscal year end and reflecting the period since our last report to shareholders - trailing the 7.82% return of the S&P 500® Index, the fund's primary benchmark through period end. Our results also lagged the 5.12% return of the Fidelity Dynamic Strategies Composite Index, which represents the fund's proportional mix of equities and bonds. For the 12 months ending May 31, 2011, the fund's Institutional Class shares gained 21.26%, compared with returns of 25.95% and 15.22% and for the S&P 500® and the Composite benchmark, respectively. Significantly underweighting U.S. stocks hampered the fund's result, given that the asset class outpaced the Composite index. The fund also saw modest negatives from its out-of-benchmark positions in non-U.S. equities. On the positive side, the fund was favorably positioned within commodities, led by gold and silver investments, even though the asset class - which is not in the index - lagged stocks overall. Another boost came from a sizable underweighting in investment-grade debt. Although bonds didn't perform badly, they did trail riskier assets such as equities and commodities, and having less exposure helped.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the Fund from December 31 to May 31, effective May 31, 2011. Expenses are based on the past six months of activity for the period ended May 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,097.00	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,095.10	$ 4.70
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.40%
Actual		$ 1,000.00	$ 1,092.80	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Class C	1.40%
Actual		$ 1,000.00	$ 1,092.70	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,098.70	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2011**
% of fund's net assets	% of fund's net assets 5 months ago
Domestic Equity 16.3%	Domestic Equity 23.9%
Emerging Markets Equity 5.8%	Emerging Markets Equity 6.6%
High Yield Fixed-Income 4.2%	High Yield Fixed-Income 5.1%
International Equity 29.0%	International Equity 4.8%
Investment Grade Fixed-Income 17.9%	Investment Grade Fixed-Income 18.7%
Commodities and Related Investments 18.0%	Commodities and Related Investments 23.1%
Other 0.0%	Other 1.6%
Short-Term and Net Other Assets 1.2%	Short-Term and Net Other Assets 8.0%
Sectors* 7.6%	Sectors* 8.2%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of May 31, 2011	As of December 31, 2010
Equities 56.7%	Equities 41.0%
Bonds 24.1%	Bonds 26.3%
Short-Term and Other 19.2%	Short-Term and Other 32.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories and net other assets.

Annual Report

Consolidated Investments May 31, 2011

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.0%
Claymore/BNY Mellon Frontier Markets ETF	97,700	$ 2,242,215
Fidelity Emerging Markets Fund (e)	2,899	77,957
iShares MSCI Emerging Markets Index ETF (d)	276,700	13,433,785
Market Vectors Indonesia Index ETF	70,800	2,234,165
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		17,988,122
Europe Stock Funds - 3.0%
iShares MSCI Germany Index ETF (d)	166,300	4,515,045
iShares MSCI Sweden Index ETF	128,500	4,479,510
iShares MSCI Switzerland Index ETF	157,400	4,467,956
TOTAL EUROPE STOCK FUNDS		13,462,511
Foreign Large Blend Funds - 17.5%
Fidelity Canada Fund (e)	928	56,758
Fidelity Total International Equity Fund (e)	5,627,996	44,404,889
iShares MSCI ACWI ex US Index ETF	192,700	8,916,229
iShares MSCI EAFE Index ETF	402,900	25,003,974
TOTAL FOREIGN LARGE BLEND FUNDS		78,381,850
Foreign Large Value Funds - 2.0%
iShares MSCI Canada Index ETF (d)	272,200	8,955,380
Foreign Small Mid Growth Funds - 0.0%
Fidelity International Small Cap Opportunities Fund (e)	5,369	59,380
Japan Stock Funds - 2.5%
iShares MSCI Japan Index ETF	320,000	3,286,400
WisdomTree Japan Hedged Equity ETF	222,300	7,996,131
TOTAL JAPAN STOCK FUNDS		11,282,531
Large Blend Funds - 3.2%
Fidelity Advisor 130/30 Large Cap Institutional Class (a)(e)	19,204	152,093
Fidelity Disciplined Equity Fund (e)	8,402	205,440
Fidelity Mega Cap Stock Fund (e)	427,989	4,558,084
SPDR S&P 500 ETF Trust	68,000	9,172,520
TOTAL LARGE BLEND FUNDS		14,088,137
Large Growth Funds - 10.1%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,152,110	44,979,095
Equity Funds - continued
	Shares	Value
Large Value Funds - 2.0%
iShares Dow Jones Select Dividend Index ETF	164,700	$ 8,918,505
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (e)	944	55,800
iShares MSCI Chile Index ETF	28,600	2,202,200
TOTAL LATIN AMERICA STOCK FUNDS		2,258,000
Mid-Cap Blend Funds - 1.0%
Fidelity Leveraged Company Stock Fund (e)	142,472	4,450,821
Pacific Asia ex-Japan Stock Funds - 1.3%
Fidelity China Region Fund (e)	2,141	71,837
iShares MSCI Australia Index ETF (d)	40,650	1,086,168
iShares MSCI Malaysia Index ETF (d)	148,300	2,236,364
iShares MSCI Singapore Index ETF	157,900	2,242,180
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,636,549
Sector Funds - Energy - 2.0%
Fidelity Energy Service Portfolio (a)(e)	696	57,788
Fidelity Natural Gas Portfolio (e)	1,634	58,429
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	4,487,422
iShares S&P Global Energy Sector Index ETF	102,800	4,443,633
TOTAL SECTOR FUNDS - ENERGY		9,047,272
Sector Funds - Natural Resources - 2.0%
Fidelity Global Commodity Stock Fund (e)	2,956	52,378
Market Vectors Agribusiness ETF (d)	81,300	4,510,524
PowerShares Global Water ETF	213,900	4,474,788
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,037,690
Sector Funds - Real Estate - 1.6%
DJ Wilshire REIT ETF (d)	65,000	4,513,600
Fidelity International Real Estate Fund (e)	5,381	51,334
Fidelity Real Estate Investment Portfolio (e)	1,994	58,294
SPDR DJ Wilshire International Real Estate ETF	64,500	2,657,400
TOTAL SECTOR FUNDS - REAL ESTATE		7,280,628
Equity Funds - continued
	Shares	Value
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	359,400	$ 17,871,524
TOTAL EQUITY FUNDS (Cost $237,670,938)		253,697,995
Fixed-Income Funds - 24.1%

Bank Loan Funds - 1.0%
Fidelity Floating Rate High Income Fund (e)	450,803	4,449,428
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	284,143	4,506,511
WisdomTree Emerging Markets Local Debt ETF	99,300	5,304,606
TOTAL EMERGING MARKETS BOND FUNDS		9,811,117
High Yield Bond Funds - 1.0%
Fidelity High Income Fund (e)	486,172	4,463,058
Inflation-Protected Bond Funds - 1.0%
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	81,600	4,372,128
Intermediate-Term Bond Funds - 11.9%
Fidelity Investment Grade Bond Fund (e)	5,888,857	44,519,761
iShares Barclays Aggregate Bond ETF	82,700	8,886,942
TOTAL INTERMEDIATE-TERM BOND FUNDS		53,406,703
Long Government Bond Funds - 1.0%
iShares Barclays 20+ Year Treasury Bond ETF	46,100	4,457,409
Sector Funds - Real Estate - 2.0%
Fidelity Real Estate Income Fund (e)	810,993	8,904,700
World Bond Funds - 4.0%
SPDR Barclays Capital International Treasury Bond ETF (d)	215,500	13,339,450
SPDR DB International Government Inflation-Protected Bond ETF	72,200	4,498,060
TOTAL WORLD BOND FUNDS		17,837,510
TOTAL FIXED-INCOME FUNDS (Cost $101,304,647)		107,702,053
Other - 18.0%
	Shares	Value
Commodity Funds - Agriculture - 2.0%
PowerShares DB Agriculture ETF (a)(d)	270,400	$ 8,850,192
Commodity Funds - Broad Basket - 1.0%
Fidelity Commodity Strategy Fund (a)(e)	372,209	4,514,895
Commodity Funds - Energy - 2.0%
PowerShares DB Oil ETF (a)(d)	295,500	9,083,670
Commodity Funds - Precious Metals - 10.0%
iShares COMEX Gold Trust ETF (a)	1,774,100	26,593,759
iShares Silver Trust ETF (a)	480,700	18,064,706
TOTAL COMMODITY FUNDS - PRECIOUS METALS		44,658,465
Exchange - Traded Notes - Energy - 2.0%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,887,406
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	1,130	55,763
Market Vectors Gold Miners ETF (d)	76,624	4,455,686
TOTAL SPECIALTY PRECIOUS METALS FUNDS		4,511,449
TOTAL OTHER (Cost $67,341,798)		80,506,077
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,444	47,444
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	42,146,100	42,146,100
TOTAL SHORT-TERM FUNDS (Cost $42,193,544)		42,193,544
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,262,000)	$ 7,262,022	$ 7,262,000
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $455,772,927)		491,361,669
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(44,129,252)
NET ASSETS - 100%		$ 447,232,417
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,262,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,063,782
Barclays Capital, Inc.	1,645,433
Credit Agricole Securities (USA), Inc.	802,651
HSBC Securities (USA), Inc.	1,404,639
Mizuho Securities USA, Inc.	702,319
RBS Securities, Inc.	198,404
UBS Securities LLC	1,404,639
Wells Fargo Securities LLC	40,133
$ 7,262,000
Affiliated Funds
Information regarding income earned by the Fund from investments in affiliated Fidelity Funds is as follows:
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ -	$ 282,506
Fidelity Canada Fund	-	8,671
Fidelity China Region Fund	-	13,078
Fidelity Consumer Discretionary Portfolio	-	1,871
Fidelity Consumer Staples Portfolio	-	5,873
Fidelity Disciplined Equity Fund	-	83,460
Fidelity Emerging Markets Fund	-	16,930
Fidelity Floating Rate High Income Fund	49,123	147,947
Fidelity Global Commodity Stock Fund	-	6,369
Fidelity High Income Fund	116,985	447,382
Fidelity Industrials Portfolio	-	4,512
Fidelity Inflation Protected Bond Fund	-	42,434
Fidelity Institutional Money Market Portfolio Institutional Class	24,480	20,413
Fidelity International Real Estate Fund	-	21,014
Fidelity International Small Cap Opportunities Fund	-	12,155
Fidelity Investment Grade Bond Fund	495,448	1,124,835
Fidelity Latin America Fund	-	19,633
Fidelity Leveraged Company Stock Fund	-	4,428
Fidelity Materials Portfolio	-	53
	Five months ended May 31, 2011 Income Earned	Year ended December 31, 2010 Income Earned
Fidelity Mega Cap Stock Fund	$ -	$ 71,706
Fidelity Natural Gas Portfolio	2,080	10,992
Fidelity New Markets Income Fund	191,764	394,319
Fidelity Real Estate Income Fund	46,715	311,490
Fidelity Real Estate Investment Portfolio	-	12,112
Fidelity Securities Lending Cash Central Fund	165,914	87,533
Fidelity Strategic Real Return Fund	-	46,235
Fidelity Telecommunications Portfolio	-	7,932
Fidelity Utilities Portfolio	-	6,927
	$ 1,092,509	$ 3,212,810

Information regarding the Fund's purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Securities Lending Cash Central Fund, for the five months ended May 31, 2011 is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 5,885,223	$ -	$ 6,297,051	$ 152,093
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	52,133,004	10,510	10,944,743	44,979,095
Fidelity Canada Fund	1,118,621	-	1,119,231	56,758
Fidelity China Region Fund	1,143,020	-	1,106,728	71,837
Fidelity Commodity Strategy Fund	11,196,287	-	6,945,946	4,514,895
Fidelity Disciplined Equity Fund	9,022,300	-	9,574,630	205,440
Fidelity Emerging Markets Fund	1,851,666	-	1,809,434	77,957
Fidelity Energy Service Portfolio	1,551,007	-	1,673,806	57,788
Fidelity Floating Rate High Income Fund	4,565,261	49,124	202,216	4,449,428
Fidelity Global Commodity Stock Fund	706,801	-	677,785	52,378
Fidelity Gold Portfolio	1,986,142	74,495	1,860,548	55,763
Fidelity High Income Fund	4,677,644	116,989	456,481	4,463,058
Fidelity Institutional Money Market Portfolio Institutional Class	11,031,758	58,524,480	69,508,793	47,444
Fidelity International Real Estate Fund	596,567	-	555,228	51,334
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ 887,668	$ -	$ 884,218	$ 59,380
Fidelity Investment Grade Bond Fund	38,400,406	6,336,870	1,091,019	44,519,761
Fidelity Latin America Fund	1,097,350	-	1,041,767	55,800
Fidelity Leveraged Company Stock Fund	1,198,866	3,166,261	31,821	4,450,821
Fidelity Mega Cap Stock Fund	10,149,576	-	6,256,005	4,558,084
Fidelity Natural Gas Portfolio	1,413,414	2,080	1,462,809	58,429
Fidelity New Markets Income Fund	8,276,657	191,764	4,075,824	4,506,511
Fidelity Real Estate Income Fund	8,996,896	46,715	641,794	8,904,700
Fidelity Real Estate Investment Portfolio	772,744	-	819,821	58,294
Fidelity Total International Equity Fund	-	44,404,889	-	44,404,889
	$ 178,658,878	$ 112,924,177	$ 129,037,698	$ 170,811,937
Consolidated Subsidiary
Information regarding the Fund's transactions with the Consolidated Subsidiary for the five months ended May 31, 2011 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 52,035,491	$ 12,000,000	$ 18,100,000	$ 51,651,167
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including securities loaned of $41,602,299 and repurchase agreements of $7,262,000) - See accompanying schedule: Unaffiliated issuers (cost $260,874,837)	$ 278,403,632
Fidelity Central Funds (cost $42,146,100)	42,146,100
Affiliated underlying funds (cost $152,751,990)	170,811,937
Total Investments (cost $455,772,927)		$ 491,361,669
Cash		407,034
Receivable for investments sold		167,600,154
Receivable for fund shares sold		716,626
Dividends receivable		395,115
Distributions receivable from Fidelity Central Funds		29,846
Receivable from investment adviser for expense reductions		12,258
Other receivables		7,546
Total assets		660,530,248

Liabilities
Payable for investments purchased	$ 170,432,978
Payable for fund shares redeemed	480,862
Accrued management fee	158,498
Distribution and service plan fees payable	78,864
Other payables and accrued expenses	529
Collateral on securities loaned, at value	42,146,100
Total liabilities		213,297,831

Net Assets		$ 447,232,417
Net Assets consist of:
Paid in capital		$ 398,756,674
Undistributed net investment income		781,368
Accumulated undistributed net realized gain (loss) on investments		12,105,633
Net unrealized appreciation (depreciation) on investments		35,588,742
Net Assets		$ 447,232,417

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

May 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,916 ÷ 7,181,682 shares)	$ 9.98

Maximum offering price per share (100/94.25 of $9.98)	$ 10.59
Class T: Net Asset Value and redemption price per share ($31,533,657 ÷ 3,169,721 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($6,237,328 ÷ 628,660 shares) A	$ 9.92

Class C: Net Asset Value and offering price per share ($57,464,572 ÷ 5,833,672 shares) A	$ 9.85

Global Strategies: Net Asset Value, offering price and redemption price per share ($255,351,458 ÷ 25,490,739 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,973,486 ÷ 2,492,733 shares)	$ 10.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Operations

	Five months ended May 31, 2011	Year ended December 31, 2010

Investment Income
Dividends from underlying funds:
Unaffiliated	$ 844,151	$ 1,670,611
Affiliated	926,595	3,125,277
Interest	5,154	17,308
Income from Fidelity Central Funds (including $165,914 and $87,533, respectively from security lending)	165,914	87,533
Total income	1,941,814	4,900,729

Expenses
Management fee	$ 917,032	$ 1,389,387
Distribution and service plan fees	363,816	569,826
Custodian fees and expenses	975	516
Independent trustees' compensation	587	926
Subsidiary directors' fees	6,250	9,596
Miscellaneous	254	19,263
Total expenses before reductions	1,288,914	1,989,514
Expense reductions	(251,396)	(331,416)
Total expenses	1,037,518	1,658,098
Net investment income (loss)	904,296	3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	11,641,873	1,907,771
Affiliated	6,667,757	978,784
Foreign currency transactions	-	25,695
Realized gain distributions from underlying funds:
Unaffiliated	-	58,201
Affiliated	74,495	276,029

Total net realized gain (loss)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation) on investment securities	(436,598)	33,064,920
Net gain (loss)	17,947,527	36,311,400
Net increase (decrease) in net assets resulting from operations	$ 18,851,823	$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Five months ended May 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 904,296	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	18,384,125	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	(436,598)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	18,851,823	39,554,031	36,266,515
Distributions to shareholders from net investment income	(206,898)	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(412,038)	(1,593,508)	(1,256,716)
Total distributions	(618,936)	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	69,073,439	103,582,667	95,186,754
Total increase (decrease) in net assets	87,306,326	138,331,327	127,971,689

Net Assets
Beginning of period	359,926,091	221,594,764	93,623,075
End of period (including undistributed net investment income of $781,368, undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 447,232,417	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,I
Expenses before reductions	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.11) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04%A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.07)	(.10) J	(.12)	(.11)
Net asset value, end of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.08) K	(.10) J	(.15)	(.11)
Net asset value, end of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

	Five months ended May 31,	December 31,
	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.02)	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. In March 2011 the Board of Trustees approved a change in the name of Fidelity Dynamic Strategies Fund to Fidelity Global Strategies Fund effective June 1, 2011.

In March 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from December 31, to May 31. Accordingly, the Fund's financial statements and related notes include information as of the five month period ended May 31, 2011, and the one year periods ended December 31, 2010 and December 31, 2009, if applicable.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2011, the Fund held $51,651,167 in the Subsidiary, representing 11.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity

Annual Report

3. Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

4. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period ended December 31, 2010, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 35,802,663
Gross unrealized depreciation	(713,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,089,460
Tax Cost	$ 463,264,910

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,329,808
Undistributed long-term capital gain	$ 6,056,475
Net unrealized appreciation (depreciation)	$ 35,089,460

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act is May 31, 2011.

The tax character of distributions paid was as follows:

	Five months ended May 31, 2011	December 31, 2010	December 31, 2009
Ordinary Income	$ 618,936	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Annual Report

5. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $420,147,634 and $338,054,535, respectively, for the five months ended May 31, 2011.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the periods ended May 31, 2011 and December 31, 2010, this waiver reduced the Fund's expenses by $63,549 and $34,393, respectively, and is reflected in Expense reductions on the Consolidated Statement of Operations.

Annual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended May 31, 2011 and December 31, 2010, the Distribution and Service Fee rates, total fees and amounts retained were as follows:

			Five months ended May 31, 2011		Year ended December 31, 2010
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 67,315	$ 4,329	$ 108,143	$ 4,094
Class T	.25%	.25%	63,153	729	112,716	-
Class B	.75%	.25%	25,201	18,952	49,491	37,118
Class C	.75%	.25%	208,147	83,587	299,476	141,889
			$ 363,816	$ 107,597	$ 569,826	$ 183,101

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the five month period ended May 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,267
Class T	8,378
Class B*	1,678
Class C*	3,246
$ 48,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended May 31, 2011 and December 31, 2010, amounted to $254 and $3,741, respectively, and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds, and includes, for the period ended May 31, 2011 and December 31, 2010, $4,567 and $2,079, respectively, from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period ended May 31, 2011 and December 31, 2010, this management fee waiver reduced the Fund's management fee by $171,397 and $274,179, respectively.

Annual Report

Notes to Consolidated Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the period ended May 31, 2011 and December 31, 2010, these services included payments of certain expenses on behalf of the Fund totaling $16,373 and $7,249, respectively. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended May 31, 2011 and December 31, 2010, these credits reduced the Fund's custody expenses by $77 and $73, respectively.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
From net investment income
Class A	$ 32,274	$ 499,122	$ 318,849
Class T	15,977	197,243	151,774
Class B	3,136	13,225	16,030
Class C	25,009	156,012	123,507
Global Strategies	119,099	2,170,963	1,532,132
Institutional Class	11,403	175,298	82,572
Total	$ 206,898	$ 3,211,863	$ 2,224,864
From net realized gain
Class A	$ 64,089	$ 251,525	$ 171,948
Class T	31,953	130,917	110,455
Class B	6,273	26,325	18,694
Class C	49,577	183,392	116,712
Global Strategies	238,199	933,188	796,652
Institutional Class	21,947	68,161	42,255
Total	$ 412,038	$ 1,593,508	$ 1,256,716

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

		Shares
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	2,275,928	4,258,684	3,223,050
Reinvestment of distributions	8,617	65,064	46,864
Shares redeemed	(1,097,466)	(2,183,627)	(430,502)
Net increase (decrease)	1,187,079	2,140,121	2,839,412
Class T
Shares sold	560,806	1,186,852	2,102,892
Reinvestment of distributions	4,572	32,065	27,168
Shares redeemed	(415,429)	(445,241)	(586,056)
Net increase (decrease)	149,949	773,676	1,544,004
Class B
Shares sold	95,683	323,080	344,852
Reinvestment of distributions	942	4,212	4,099
Shares redeemed	(77,872)	(104,068)	(180,878)
Net increase (decrease)	18,753	223,224	168,073
Class C
Shares sold	1,610,037	2,447,418	1,966,054
Reinvestment of distributions	7,522	35,182	27,897
Shares redeemed	(290,202)	(488,696)	(437,347)
Net increase (decrease)	1,327,357	1,993,904	1,556,604
Global Strategies
Shares sold	6,681,159	11,680,798	11,410,299
Reinvestment of distributions	34,803	309,778	257,830
Shares redeemed	(2,996,262)	(6,562,679)	(5,888,745)
Net increase (decrease)	3,719,700	5,427,897	5,779,384
Institutional Class
Shares sold	772,909	1,159,147	625,394
Reinvestment of distributions	1,794	15,054	11,500
Shares redeemed	(72,107)	(264,662)	(301,514)
Net increase (decrease)	702,596	909,539	335,380

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

		Dollars
		Five months ended	Years ended December, 31
	May 31, 2011	2010	2009
Class A
Shares sold	$ 22,062,319	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	82,975	607,250	395,011
Shares redeemed	(10,596,922)	(19,226,107)	(3,085,024)
Net increase (decrease)	$ 11,548,372	$ 19,177,338	$ 22,191,142
Class T
Shares sold	$ 5,439,063	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	43,935	297,528	226,926
Shares redeemed	(4,010,197)	(3,888,800)	(4,289,738)
Net increase (decrease)	$ 1,472,801	$ 6,876,724	$ 10,782,479
Class B
Shares sold	$ 925,208	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	9,038	38,499	34,082
Shares redeemed	(753,939)	(908,372)	(1,342,614)
Net increase (decrease)	$ 180,307	$ 1,900,711	$ 1,311,423
Class C
Shares sold	$ 15,501,323	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	71,677	322,701	232,261
Shares redeemed	(2,784,658)	(4,250,410)	(3,062,241)
Net increase (decrease)	$ 12,788,342	$ 17,334,810	$ 12,147,621
Global Strategies
Shares sold	$ 65,085,263	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	336,196	2,900,626	2,164,709
Shares redeemed	(29,149,019)	(57,103,590)	(43,230,307)
Net increase (decrease)	$ 36,272,440	$ 49,943,979	$ 45,688,775
Institutional Class
Shares sold	$ 7,496,668	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	17,319	141,418	96,666
Shares redeemed	(702,810)	(2,318,131)	(2,010,402)
Net increase (decrease)	$ 6,811,177	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Other - continued

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 40% of the total outstanding shares of Fidelity Total International Equity Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund) (formerly Fidelity Dynamic Strategies Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of May 31, 2011, and the related consolidated statement of operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the consolidated statement of changes in net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2011, the results of its operations for the five months ended May 31, 2011 and for the year ended December 31, 2010, the changes in its net assets for the five months ended May 31, 2011 and for each of the years in the two year period ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 26, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001
Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	07/11/2011	07/8/2011	$0.023	$0.280

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $6,056,475, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 22% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 22% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-UANN-0711
1.852681.104

Item 2. Code of Ethics

As of the end of the period, May 31, 2011, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for the five month period ended May 31, 2011 and for the fiscal years ended December 31, 2010 and December 31, 2009 for services rendered to Fidelity Global Strategies Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$46,000	$-	$6,500	$100

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$37,000	$-	$5,100	$-

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$39,000	$-	$5,100	$-

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2011A,B	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$405,000	$645,000	$725,000
Tax Fees	$-	$-	$-
All Other Fees	$40,000	$840,000	$515,000

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the five month period ended May 31, 2011 and for the fiscal years ended December 31, 2010 and December 31, 2009 are as follows:

Billed By	May 31, 2011 A,B	December 31 2010 A	December 31, 2009 A
Deloitte Entities	$470,000	$1,585,000	$1,245,000

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended May 31, 2011, December 31, 2010 and December 31, 2009 relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2011